Acquisitions and Divestitures - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended								0 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended
	Nov. 14, 2013	Apr. 30, 2012 acre	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Argentina [Member]	Dec. 31, 2012 Argentina [Member]	Dec. 31, 2011 Argentina [Member]	Dec. 31, 2013 Sinopec [Member]	Jun. 30, 2013 YPF Sociedad Anonima [Member]	Sep. 30, 2013 Fieldwood Energy Llc [Member]	Feb. 12, 2014 Subsequent Event [Member] YPF Sociedad Anonima [Member]	Nov. 14, 2013 Egypt Oil And Gas [Member] Sinopec [Member]	Feb. 28, 2013 Kitimat LNG [Member]	Sep. 30, 2013 Kitimat LNG [Member]	Feb. 28, 2013 Kitimat LNG [Member] Horn River and Liard Basins [Member] acre	Feb. 28, 2013 Kitimat LNG [Member] Chevron Canada and Apache Canada [Member]	Sep. 30, 2013 Kitimat LNG [Member] Fieldwood Energy Llc [Member]	Jan. 31, 2012 Yara International [Member]
Business Acquisition [Line Items]
Net assets						$ 1,300,000,000
Proceeds from sale of Operations	2,950,000,000										3,700,000,000	800,000,000	2,950,000,000
Effective date of the transaction											Jul. 01, 2013		Jan. 01, 2013
Liabilities assumed										52,000,000	1,500,000,000
Net income attributable to noncontrolling interest			56,000,000						56,000,000
Proceeds as noncontrolling interest			1,997,000,000						1,900,000,000
Percentage of ownership interest in assets																		50.00%
Proved properties			83,390,000,000	78,383,000,000		2,933,000,000	2,706,000,000								4,600,000,000
Unproved properties			8,363,000,000	8,754,000,000		349,000,000	382,000,000								473,000,000
Percentage of ownership																	50.00%		49.00%
Business properties held																644,000
Proceeds from transaction			396,000,000											396,000,000
Proceeds from limited partnership																	0
Proceeds from sale of other oil and gas properties			307,000,000	27,000,000	422,000,000
Acquisitions of oil and gas property			215,000,000	13,831,000,000	10,792,000,000	195,000,000	318,000,000	358,000,000
Cordillera's properties		312,000
Shares of common stock issued seller		6,272,667
Cash paid to seller		2,700,000,000
Amount paid for acquisition																			439,000,000
Ownership percentage by other party																			51.00%
Expenses in connection with Apache's merger, transition and acquisition activity			33,000,000	31,000,000	20,000,000
Investment banking fees and other costs			33,000,000
Business combination separation and other costs				$ 20,000,000